EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share
Basic and diluted earnings (loss) per share for each of the years presented are calculated as follows:

	For the Years Ended December 31,
	2015		2016		2017
	US$	US$	US$	US$	US$	US$
	Class A	Class B	Class A	Class B	Class A	Class B
Earnings (Loss) per share - basic:
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-basic	(10,783)	(4,313)	(125,531)	(44,104)	15,736	5,971
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	60,834,236	24,336,650	69,269,099	24,336,650	64,139,015	24,336,650
Denominator used for basic earnings (loss) per share	60,834,236	24,336,650	69,269,099	24,336,650	64,139,015	24,336,650
Earnings (loss) per share - basic	(0.18)	(0.18)	(1.81)	(1.81)	0.25	0.25

Earnings (loss) per share - diluted:
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share	(10,783)	(4,313)	(125,531)	(44,104)	15,736	5,971
Effect of convertible senior notes	-	-	-	-	-	-
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-diluted after assumed conversion	(10,783)	(4,313)	(125,531)	(44,104)	15,736	5,971
Reallocation of net income (loss) attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	(4,313)	-	(44,104)	-	5,971	-
Net income (loss) attributable to ordinary shareholders	(15,096)	(4,313)	(169,635)	(44,104)	21,707	5,971
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	60,834,236	24,336,650	69,269,099	24,336,650	64,139,015	24,336,650
Conversion of Class B to Class A ordinary shares	24,336,650	-	24,336,650	-	24,336,650	-
Employee stock options	-	-	-	-	3,110,012	-
Convertible senior notes	-	-	-	-	-	-
Denominator used for diluted earnings (loss) per share	85,170,886	24,336,650	93,605,749	24,336,650	91,585,677	24,336,650
Earnings (loss) per share -diluted	(0.18)	(0.18)	(1.81)	(1.81)	0.24	0.24